Securities (Age of Unrealized Losses and Fair Value of Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Less than 12 Months, Fair Value	$ 12,675
Less than 12 Months, Unrealized Losses	64
Total, Fair Value	12,675
Total, Unrealized Losses	64
U.S. Government Agencies [Member]
Less than 12 Months, Fair Value	12,675
Less than 12 Months, Unrealized Losses	64
Total, Fair Value	12,675
Total, Unrealized Losses	$ 64